3. Accounts Receivable (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Billed accounts receivable	$ 443,806	$ 353,778
Unbilled accounts receivable	188,029	233,869
Allowance for doubtful accounts	(43,903)	(41,985)
Total accounts receivable, net	$ 587,932	$ 545,662